Sector Regulation and Electricity System Operations	12 Months Ended
Dec. 31, 2021
SECTOR REGULATION AND ELECTRICITY SYSTEM OPERATIONS
Sector Regulation And Electricity System Operations

4.    SECTOR REGULATION AND ELECTRICITY SYSTEM OPERATIONS

a)	Regulatory Framework

The Chilean electricity sector is regulated by the General Law of Electricity Services (Ley General de Servicios Eléctricos) No. 20,018, contained in Decree with Force of Law (DFL) No. 1 of 1982, of the Ministry of Mining, whose restated and coordinated text was established by DFL No. 4 of 2006 of the Ministry of Economy (“Electricity Law”) and its corresponding Regulations, contained in Decreto Supremo D.S. No. 327 of 1998.

The main authority on Chilean energy matters is the Ministry of Energy, which is responsible for proposing and conducting public policies on energy, strengthening coordination, and facilitating a comprehensive vision of the sector.

Within the Ministry of Energy, the Chilean National Energy Commission (or “CNE” in its Spanish acronym), is the regulatory body for the Chilean electricity sector and the Superintendency of Electricity and Fuel (“SEF”), is the oversight entity. The Ministry of Energy also includes the Chilean Commission of Nuclear Energy (CChEN) and the Energy Sustainability Agency.

The CNE is the entity in charge of approving the annual transmission expansion plans, responsible for the indicative plan for the construction of new electricity generation facilities, and proposing regulated tariffs to the Ministry of Energy for approval. Meanwhile, the SEF inspects and oversees compliance with the law, rules, regulations, and technical norms applicable to the generation, transmission, and distribution of electricity, as well as liquid fuels and gas.

Additionally, the legislation considers a Panel of Experts, composed of expert professionals whose key job is to decide on any discrepancies produced in terms of the matters established in the Electricity Law and in the application of other laws on energy, through binding rulings.

The Electricity Law establishes a National Electric Coordinator, an independent body governed by public law, in charge of the operation and coordination of the Chilean electricity system whose main objectives are to: i) Preserve the security of the service, ii) Guarantee an economic operation of the interconnected installations of the system and iii) Guarantee open access to all transmission systems. Its main activities include coordinating the Electricity Market, authorizing connections, managing complementary services, implementing public information systems, monitoring competition and the payment chain, among others.

From a physical perspective, the Chilean electricity sector is divided into three main networks: the National Electricity System (“SEN” in its Spanish acronym), which extends from Arica in northern Chile to Chiloé in southern Chile, and two smaller isolated networks: Aysén and Magallanes.

The Chilean electricity industry can be divided into three business segments: generation, transmission and distribution. The electricity facilities associated with these three segments have the obligation to operate in an interconnected and coordinated manner, with the primary objective of providing electricity to the market at minimal cost and within the service quality and safety standards required by the electricity regulations.

Due to their essential nature, the transmission and distribution activities constitute natural monopolies, therefore their segments are regulated as such by the electricity regulations, requiring free access to the grids and definition of regulated rates.

In the electricity market, two products (Energy and Capacity) are traded and different services are provided. In particular, the National Electric Coordinator is responsible for making balances, determining the corresponding transfers between generators, and calculating the marginal time-specific cost, the price at which energy transfers are valued. The CNE determines the prices of Capacity.

Consumers are classified according to their demand as regulated or unregulated customers. Regulated customers are those with a connected capacity of up to 5,000 kW. Customers with a connected capacity between 500 kW and 5,000 kW may choose between the free or regulated rate system.

Limits to Integration and Concentration

In Chile, there is legislation to defend free competition, which along with the specific regulations applicable to electricity, define the criteria to avoid certain levels of economic concentration and/or abusive market practices.

In principle, companies are allowed to participate in different activities (generation, transmission, distribution, commercialization) as long as there is adequate separation of these, both in accounting and corporate terms. Nevertheless, the transmission sector is where most restrictions are imposed, mainly due to its nature and the need to guarantee proper access to all agents. The Electricity Law establishes limits to the participation of generation or distribution companies in the National Transmission segment and prohibits National Transmission companies to participate in the generation and distribution segment.

Moreover, as of January 1, 2021, Exempt Resolution No. 173 of the CNE determined the scope of the exclusive line of business and separate regulatory accounting obligations, for the provision of public electric distribution services in accordance with Law No. 21,194.

a.1 Generation Segment

Electricity generation companies must operate under the operation plan designed by the National Electric Coordinator. However, each company can freely decide whether to sell its energy and capacity to regulated or unregulated customers. Any surplus or deficit between sales to customers and production is sold to other generators at the spot market price. A generation company may have the following types of customers:

•	Unregulated Customers: users with a connected capacity of more than 5,000 kW. (mainly industrial and mining companies), or customers with connected capacity between 500 and 5,000 kW that choose to be an unregulated customer but must remain in the selected category for at least four years. These consumers can freely negotiate their electricity supply prices with suppliers.
•	Distribution Companies: those that deliver supply to their regulated customers. Distribution companies buy energy from generation companies through a public bid process regulated by the CNE.
•	Other Generation Companies: The relationship between generation companies may come about through bilateral contracts or transfers in the short-term or Spot Market. The latter correspond to energy and capacity transactions among generation companies coordinated by the National Electric Coordinator to achieve the cost-effective operation of the system; any surplus (deficit) in production with respect to their commercial commitments are transferred through sales (purchases) to other generators within the system, and energy is valued at marginal cost and capacity at the corresponding regulated price established twice a year by the authority.

In Chile, the capacity to be paid to each generator depends on a calculation performed centrally by the National Electric Coordinator each year, based on current regulations, in order to obtain the sufficiency capacity for each plant. This value depends primarily on the availability of the facilities themselves and the technology-specific generation resource.

Law No. 20,257, dated April 2008, encourages the use of Non-Conventional, Renewable Energies (NCRE). The current version of this law states that by the year 2025, 20% of the electricity matrix will be covered by NCREs, adhering to the withdrawal schedule established in the previous law for contracts in force as of July 2013.

a.2 Transmission Segment

Transmission segment is divided into five segments: National Transmission, Transmission for Development Poles, Zonal Transmission, Dedicated Transmission and International Interconnection Systems. The transmission facilities are subject to an open access regime, and may be used by any interested user under non-discriminatory conditions. The remuneration of the existing facilities of the National, Zonal, Development Poles Transmission segments and the dedicated transmission facilities used by users subject to price regulation is determined through a tariff-setting process conducted every four years and regulated by Law No. 20,936.

The planning of the National, Zonal and Development Pole Transmission systems corresponds to a regulated and centralized process, for which both the National Electrical Coordinator and the interested parties annually propose expansion works. The CNE is in charge of annually preparing an expansion plan through Technical Reports, which can be observed and disagreed with before the Panel of Experts.

a.3 Distribution Segment

The distribution system corresponds to electric facilities aimed at supplying electricity to final customers, at a maximum voltage of 23 kV.

Distribution companies operate under a public service concessions system and are required to provide service to all customers and supply electricity to all customers subject to regulated rates (clients with connected capacity less than 5,000 kW, with the exception of customers between 500 and 5,000 kW who may opt for the free rate). Note that free-rate customers may negotiate their supply with any supplier, and must pay a regulated toll for using the distribution network.

Regarding the supply for users subject to price regulation, the law establishes that distribution companies must provide an ongoing energy supply, based on open, non-discriminatory and transparent public bids. These bid processes are designed by the CNE and carried out at least 5 years ahead of time, with a supply contract agreement of up to 20 years. In the case of unforeseen variations in demand, the authority has the power to carry out a short-term bid. There is also a regulated procedure to remunerate potential supply not under contract.

The fee-setting in this segment is performed every four years based on a cost study to determine the Added Value of Distribution (AVD). The AVD is determined according to an efficient model company scheme and the concept of typical area.

On December 21, 2019, the Ministry of Energy published Law No. 21,194 (Short Law), which reduces the profitability of distribution companies and modifies the electricity distribution rate process.

To determine the AVD, the CNE classifies companies with similar distribution costs into groups known as “typical areas.” For each typical area, the CNE engages independent consultants to carry out a study to determine the costs associated with an “efficient model company”, considering fixed costs, average energy and capacity losses, standard investment, maintenance, and operating costs related to distribution, including some restrictions faced by real distribution companies. The annual costs of investment are calculated considering the New Replacement Value (NRV) of the facilities adapted to demand, their useful life, and a rate of renewal, calculated every four years by the CNE, will be a yearly after-tax rate of between 6% and 8%.

Subsequently, the after-tax rate of return for each distribution company must be between three percentage points below and two percentage points above the rate calculated by the CNE.

Additionally, and along with the calculation of the AVD, every four years the CNE reviews the related services not consisting of energy supply which the Free Competition Defense Court qualifies as subject to rate regulation.

b)	Regulatory matters

2019 – 2021 Laws and Regulations

(i)	Law No. 21,185 – Creates a Transitional Mechanism for Stabilizing Customers’ Electricity Prices under the Regulated Price System

On November 2, 2019, the Ministry of Energy published Law No. 21.185, which established a transitional mechanism for stabilizing customers’ electricity prices under the regulated price system. Through this Law, between July 1, 2019 and December 31, 2020, the prices to be transferred to regulated customers are the price levels defined for the first half of 2019 (Decree 20T/2018) to be referred to as “Stabilized Price to Regulated Customers” (“PEC” in its Spanish acronym). Between January 1, 2021 and until the end of the stabilization mechanism, prices shall be those defined in the semiannual price-setting processes referred to in article 158 of the Electricity Law, but may not be higher than the adjusted PEC according to the Consumer Price Index as of January 1, 2021, based on the same date (adjusted PEC). The differences produced between the billing period while applying the stabilization mechanism and the theoretical billing, considering the price that would have been applied according to the conditions of the respective contracts with the electricity distribution companies, will generate an account receivable in favor of the electricity generation companies, up to a maximum of US$ 1,350 million until 2023. The balance must be recovered by December 31, 2027. The technical provisions on this mechanism are established in Exempt Resolution No. 72/2020, of the CNE, and its modifications.

(ii)	Law No. 21,194 - Reduces the Profitability of Distribution Companies and Modifies the Electricity Distribution rate process

On December 21, 2019, the Ministry of Energy published Law No. 21,194, which reduces the profitability of distribution companies and modifies the electricity distribution rate process. This Law eliminates the proportion of two-thirds for the AVD study performed by the CNE and one-third for the AVD study done by distribution companies, replacing it with a single study ordered by the CNE. On the other hand, it reduced the rate for calculating annual investment costs from 10% to a percentage calculated by the CNE every four years (which will be a yearly after-tax rate of between 6% and 8%). The after-tax rate of return for each distribution company must be between three percentage points below and two percentage points above the rate calculated by the CNE. Additionally, distribution companies must have an exclusive line of business as of January 2021.

(iii)	CNE Exempt Resolution No. 176 /2020 - Exclusive Line of Business

On June 9, 2020, Exempt Resolution No. 176 was published in the Official Gazette. This resolution determines the scope of the Exclusive Line of Business and Separate Accounting obligations, for the provision of public electricity distribution service in accordance with Law No.21,194.

According to this Resolution and its modifications, distribution companies may only provide public electricity distribution service and are prohibited from selling energy and power to unregulated customers. The requirements contained in said Resolution are applicable since January 1, 2021.

(iv)	Law No. 21,249 – Exceptional provision of the measures indicated for final users of water and sanitation, electricity, and gas services. Last modification to Law No. 21,301

On August 8, 2020, the Law on Utility Services (Ley de Servicios Básicos) was passed. This law considers extraordinary measures to support the most vulnerable customers and prohibits electricity distribution companies from cutting services due to nonpayment for residential customers, small businesses, hospitals, and firefighters, among others. These measures include the suspension of the electricity supply disconnection due to default and the possibility of signing agreements to pay off electricity debt in installments, in both cases, for a group of vulnerable customers. The suspended disconnection benefit was for a duration of 90 days following publication of the Law, and debts accumulated by customers covered by this measure must be paid within a maximum of 12 installments from the end of the grace period.

On December 29, 2020, Law No. 21,301 was ratified and extended the terms defined in Law No. 21,249, establishing a benefit duration of 270 days following ratification of this new Law, as opposed to the initial 90 days. Likewise, the number of installments was modified to a maximum of 36, instead of the previously defined maximum of 12 installments.

On May 13, 2021, Law No. 21,340 was passed to extend the effects of Law No. 21,249 to December 31, 2021. If, at that date, the State of Constitutional Exception and Emergency due to the Covid-19 Pandemic is still in effect, the terms will extend up to 60 days after the end date of said state of constitutional exception. Additionally, the number of installments was modified to a maximum of 48, instead of the previously defined maximum of 36 installments.

In December 2021, the Chilean association of power distribution companies (“Empresas Eléctricas”) announced that its members (CGE, Chilquinta, Enel Distribución Chile S.A., and Grupo Saesa) would extend until January 31, 2022, the prohibition on cutting service to customers for non-payment of electricity bills, despite the law expiring on December 31, 2021.

(v)	Law No. 21,304 - Electricity Supply for Electro-Dependent Individuals

On January 21, 2021, the Law on Electro-Dependent Individuals was passed to address home healthcare patients whose health treatment requires them to be physically connected permanently or temporarily to a medical device that operates on electricity.

The law establishes that concessions companies must keep a record of electro-dependent individuals residing in their respective concessions zones, who have a certificate from their attending physician to accredit such condition, indicating the medical device they require for treatment and its characteristics.

On the other hand, concessions companies must implement any technical solutions to help mitigate the effects of interruptions to the electricity supply, and prioritize reestablishing service to the residence of electro-dependent individuals. Moreover, they must incorporate a mechanism between the home’s central connection system and the medical devices to measure the consumption, at the company’s expense, and this measurement must be discounted from the home’s monthly total consumption.

This law will go into effect once the respective regulations have been issued, within six months from the publication of the law.

(vi)	Electricity Portability Bill

On September 9, 2020, a bill was submitted to the Chilean Chamber of Representatives that would modify the Electricity Law in order to establish the right to electricity portability and to introduce the figure of energy commercializer. This would uncouple all services that may be offered to the distribution company’s final customers, so that the distribution company be dedicated exclusively to the operation of its grids. It considers a transition period to be defined in future decrees, so that regulated consumers in certain areas may gradually obtain the freedom to choose their commercializer. The main point of discussion of this bill is related to the gradual market liberalization and could affect existing regulated contracts.

(vii)	Law No. 21,305- Energy Efficiency

On February 13, 2021, the Energy Efficiency Law was passed for the purpose of preparing the First National Energy Efficiency Plan, which shall be renewed every five years, with the goal of reducing the energy efficiency by at least 10% between 2019 and 2030. Additionally, this plan must consider a goal for consumers with energy management capacity to reduce their energy intensity by an average of at least 4% during the effective term.

The Energy Efficiency Law includes other matters such as the construction of housing, buildings of public use, corporate buildings, and office buildings that must have an energy classification in order for final reception by the respective Department of Municipal Works. The Energy Efficiency Law also establishes that the Ministry of Energy will regulate the interoperability of the electric vehicle charging system.

(viii)Storage and Electromobility Systems Bill

On November 23, 2021, a bill was submitted to the Chilean Chamber of Representatives, that would promote the storage of electricity through the remuneration of surplus energy for stand-alone energy storage systems, and electromobility through a temporary discount to the annual vehicle registration fee for electric vehicles. The bill enables new business models for electromobility and allows the use of electric vehicle batteries for the provision of services to the network like frequency control. Additionally, it incorporates the concept of generation and consumption infrastructure project to allow renewable projects plus storage to extract energy from the electric system and inject surplus energy.

(ix)	Non-Conventional Renewable Energies Bill

On November 23, 2021, a bill was submitted to the Chilean Chamber of Representatives, to establish the participation of renewable energies in the national energy matrix through the promotion of small-scale distributed generation, especially in net billing projects, the creation of a renewable energy traceability system and increased share of NCREs in the National Electric System, establishing a production goal of 40% by 2030.

(x)	Green Hydrogen Bill

On November 23, 2021, a bill was submitted to the Chilean Chamber of Representatives to establish the production and use of green hydrogen in the country, establishing hydrogen blends in natural gas networks and allowing the National Petroleum Company (ENAP) to participate in its development. It proposes that gas line distribution concessions companies be required to use green hydrogen in their gas lines, which would generate local demand for green hydrogen, while also using the existing gas infrastructure and industry experience. Moreover, the project will allow for the use of other gases, such as biomethane or synthetic methane, to meet this share within natural gas blends.

Regulations Published in 2019 - 2021

Regulations on Complementary Services: On March 27, 2019, the Ministry of Energy published Decree No. 113/2017, with the Regulations on Complementary Services as referred to in article No. 72-7 of the General Law of Electricity Services, with deferred application from January 1, 2020.

Regulations on the Coordination and Operation of the SEN: On December 20, 2019, the Ministry of Energy published Decree No. 125/2017 with the Regulations on the Coordination and Operation of the SEN.

Regulation Standard 4: On March 5, 2020, the Ministry of Energy published Decree No. 8/2019 with the Regulations on the Security of Electricity Consumption Facilities.

Regulations on Net billing: On September 24, 2020, the Ministry of Energy published Decree No. 57/2019 with the Regulations on Distributed Generation for Self-Consumption.

Modification to the Regulations on Sufficiency Capacity: On December 26, 2020, the Ministry of Energy published Decree No. 42 which modifies the Regulations on Capacity in force in Supreme Decree 62/2006. These Regulations incorporate the State of Strategic Reserve, which recognizes a proportion of the sufficiency capacity of plants that are withdrawn from the system within the framework of the decarbonization plan within 5 years from the date of announcement.

Draft of New Regulations on Surplus Energy: In September 2021, the Ministry of Energy issued a draft for new energy regulations. The main amendments are the inclusion of an efficiency factor that affects high variable cost generation units; the recognition of surplus power for renewable power plant storage systems with storage capacity; and the modification of the surplus power recognition methodology to eliminate technological discretion.

Modification to the GNL Technical Standards: On October 13, 2021, the CNE issued Exempt Resolution No. 411, which approves the modification to the technical standards for operations programming in units that use regasified liquefied natural gas (GNL). These technical standards place responsibility upon the National Electric Coordinator to perform a Projected GNL Unit Generation Study (“GNL Study”), to determine the maximum volume of GNL to be declared “inflexible” for each regasified GNL by companies that operate these types of generation units.

c)	Tariff Revisions and Supply Processes

c.1 Distribution Price-Setting 2016-2020

The price-setting process for the 2016-2020 period culminated on August 24, 2017 with the publication of Decree No. 11T/2016 in the Official Gazette, which establishes the distribution rate formulas effective from November 4, 2016.

On September 28, 2018, the Ministry of Energy Decree No. 5T went into effect, updating Decree No. 11T/2016 by the same Ministry and modifying the electricity rates in force for the distribution segment until the next price-setting process.

On July 26, 2019, through Ordinary Official Letter No. 15699/2019, the SEF instructed a plan of action to apply the adjustment indicated in the CNE Ordinary Official Letter No. 490/2019, with respect to the Ministry of Energy Decree No. 5T/2018. The adjustment was effective retroactively from September 28, 2018.

The final customer rates that have governed during 2021 are determined according to the following decrees and resolutions:

i)	Decree No. 11T/2016, which establishes the rate formulas applicable to electricity supply subject to regulated prices, published in the Official Gazette on August 24, 2017, was effective retroactively from November 4, 2016.
ii)	Decree No. 2T/2018, which establishes the rate formulas applicable to electricity supply subject to regulated prices, published in the Official Gazette on June 27, 2018, and which is effective for the four-year period from November 2016 to November 2020.
iii)	Decree No. 5T/2018, which establishes the rate formulas applicable to electricity supply subject to regulated prices as indicated in Decree No. 11T of 2016, published in the Official Gazette on September 28, 2018, and which was effective from the date of publication.
iv)	SEF Ordinary Official Letter No. 15699/2019, which instructs the action plan for the adjustment informed in CNE Ordinary Official Letter No. 490/2019, with respect to the Ministry of Energy Decree No. 5T/2018, effective retroactively from September 28, 2018 to November 3, 2020.
v)	Price Decrees:
-	Average Regulated Prices

On May 6, 2019, the Ministry of Energy published Decree No. 20T/2018 in the Official Gazette, which establishes the average regulated prices in the SEN, as well as the adjustments and surcharges upon application of the Residential Rate Equality Mechanism, effective retroactively from January 1, 2019.

On October 5, 2019, the Ministry of Energy published Decree No. 7T/2019 in the Official Gazette, which establishes the average regulated prices in the SEN, as well as the adjustments and surcharges upon application of the Residential Rate Equality Mechanism, effective retroactively from July 1, 2019.

On November 2, 2019, the Ministry of Energy published Law No. 21,185, which creates a transitory mechanism to stabilize electricity prices for customers subject to rate regulation. Article 5 of this Law repeals Decree

7T/2019, and extends the effective term of Decree No. 20T/2018 from its original effective date until the publication of the subsequent average regulated price decree.

On November 2, 2020, the Ministry of Energy published Decree No. 6T/2020 in the Official Gazette, which establishes the average regulated prices in the SEN, as well as the adjustment factor for application of the price stabilization transitory mechanism considered in Law No. 21,185, effective from January 1, 2020. Given the price stabilization mechanism, the publication of this decree had no effect on the final regulated customer rate.

On March 20, 2021, the Ministry of Energy published Decree No. 16T/2020 in the Official Gazette, which establishes the average regulated prices in the SEN, as well as the adjustment factor for application of the price stabilization transitory mechanism considered in Law No. 21,185, effective from July 1, 2020.

On May 20, 2021, the Ministry of Energy published Decree No. 19T/2020 in the Official Gazette, which establishes the average regulated prices in the SEN, as well as the adjustment factor for application of the price stabilization transitory mechanism considered in Law No. 21,185, effective from January 1, 2021.

Given the price stabilization mechanism, the publication of Decrees No. 6T/2020, No. 16T/2020, and No.19T/2020 had no effect on the final regulated customer rate.

-	Short Term Regulated Prices

On December 3, 2020, the Ministry of Energy published Decree No. 12T/2020, which establishes the regulated prices for electricity supply, effective from October 1, 2020.

On March 22, 2021, the Ministry of Energy published Decree No. 3T/2021, which establishes the regulated prices for electricity supply, effective from April 1, 2021.

vi)	Exempt Resolution, which establishes charges for the use of transmission systems applied to free and regulated final consumers:
-	On December 29, 2020, the National Energy Commission issued Exempt Resolution No. 495, which establishes transmission charges as referred to in articles 115 and 116 of the General Law on Electric Services, effective from January 1, 2021.
-	On June 17, 2021, the National Energy Commission issued Exempt Resolution No. 192, which establishes transmission charges as referred to in articles 115 and 116 of the General Law on Electric Services, effective from July 1, 2021.
-	Exempt Resolution that communicates the value of the indexes contained in the rate formulas applicable to supplies subject to price-setting and establishes the cut-off and restitution factor by concessions company. On June 21, 2019, the National Energy Commission issued Exempt Resolution No. 379, which communicates the value of the indexes contained in the rate formulas applicable to supplies subject to price-setting, effective as of July 1, 2019, and establishes the cut-off and restitution factor applicable for the period between July 1, 2019, and December 31, 2019.
-	Exempt Resolution No. 434 from the National Energy Commission (dated November 18, 2020, effective as of December 1, 2020): establishes and communicates the Public Service Charge.

Given that the price stabilization mechanism is currently in effect, the Exempt Resolutions mentioned above have remained in force to date.

c.2 Distribution Price Setting 2020-2024

This process is currently under development and therefore the rates are being applied according to the 2016-2020 rate setting.

c.3 Price Setting for Distribution-Related Services

On July 24, 2018, the Ministry of Energy published Decree No. 13T/2018 in the Official Gazette, which establishes the prices of services other than energy supply related to electricity distribution. These prices were effective from the date of publication of said decree and are still in force to date.

According to legislation, a new price-setting process for services other than energy supply related to electricity distribution shall be performed at the same time as the Distribution Price Setting for 2020-2024, which to date has not been issued.